UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1886

Seligman Capital Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864
Date of fiscal year end:	12/31
Date of reporting period:	9/30/04

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

SELIGMAN CAPITAL FUND, INC.
Schedule of Investments (unaudited)
September 30, 2004

COMMON STOCKS 97.6%	Shares or Prin. Amt.		Value
Aerospace and Defense 3.2%
BE Aerospace*	257,500	shs.	$2,344,538
Precision Castparts	123,900		7,440,195
Rockwell Collins	207,300		7,699,122
			17,483,855

Air Freight and Logistics 0.9%
Expeditors International of Washington	100,600		5,199,511

Airlines 1.4%
Southwest Airlines	564,900		7,693,938

Auto Components 0.5%
Gentex*	82,000		2,878,610

Biotechnology 6.2%
Amylin Pharmaceuticals*	137,900		2,829,018
Biogen Idec*	30,910		1,890,610
Enzon Pharmaceuticals*	217,500		3,469,125
Eyetech Pharmaceuticals*	55,200		1,874,040
Gen-Probe*	56,300		2,248,903
Genzyme*	89,700		4,872,953
Human Genome Sciences*	356,300		3,887,233
Martek Biosciences*	76,400		3,722,590
MedImmune*	202,300		4,791,475
Millennium Pharmaceuticals*	137,700		1,881,671
Serologicals*	120,900		2,821,202
			34,288,820

Building Products 0.8%
American Standard*	119,400		4,645,854

Chemicals 2.9%
Airgas	305,200		7,346,164
Cytec Industries	174,300		8,531,985
			15,878,149

Commercial Services and Supplies 15.0%
ARAMARK (Class B)	513,000		12,383,820
Avery Dennison	72,000		4,736,160
Cintas	267,800		11,251,617
Iron Mountain*	180,100		6,096,385
Manpower	216,700		9,640,983
Herman Miller	511,700		12,590,378
Monster Worldwide*	350,800		8,648,974
Robert Half International	380,900		9,815,793
United Rentals*	528,700		8,401,043
			83,565,153

Communications Equipment 1.8%
Juniper Networks*	357,700		8,443,509
Lucent Technologies*	506,100		1,604,337
			10,047,846

Computers and Peripherals 0.9%
Network Appliance*	209,000		4,809,090

Construction and Engineering 0.8%
Fluor	100,200		4,460,904

Electronic Equipment and Instruments 2.5%
Symbol Technologies	449,700		5,684,208
Trimble Navigation*	260,700		8,251,155
			13,935,363

Energy Equipment and Services 2.1%
BJ Services*	87,300		4,575,393
Smith International*	115,200		6,996,096
			11,571,489

Food and Staples Retailing 0.8%
NeighborCare*	66,100		1,673,983
Whole Foods Market	31,600		2,710,806
			4,384,789

Food Products 1.2%
Hershey Foods	68,800		3,213,648
William Wrigley, Jr.	53,200		3,368,092
			6,581,740

Health Care Equipment and Supplies 9.2%
C.R. Bard	84,500		4,785,235
Biomet	286,400		13,425,000
Fisher Scientific International*	173,400		10,114,422
Given Imaging*	58,100		2,233,945
Immucor*	196,350		4,860,644
Millipore*	82,700		3,957,195
St. Jude Medical*	82,700		6,224,829
Waters*	64,400		2,840,040
Zimmer Holdings*	37,000		2,924,480
			51,365,790

Health Care Providers and Services 4.5%
Aetna	35,800		3,577,494
Caremark Rx*	148,800		4,772,016
Cerner*	65,800		2,850,127
Lincare Holdings*	68,100		2,022,570
Quest Diagnostics	63,800		5,628,436
Henry Schein*	69,500		4,330,197
VCA Antech*	95,400		1,966,194
			25,147,034

Hotels, Restaurants and Leisure 3.9%
Cheesecake Factory*	144,900		6,277,792
Marriott International (Class A)	63,800		3,315,048
Starwood Hotels & Resorts Worldwide	141,200		6,554,504
YUM! Brands	134,200		5,456,572
			21,603,916

Household Products 0.9%
Rayovac*	200,200		5,275,270

Internet Software and Services 3.3%
ASK Jeeves*	263,200		8,601,376
Findwhat.com	97,900		1,833,177
InfoSpace*	73,400		3,478,793
VeriSign*	230,800		4,579,072
			18,492,418

IT Services 2.0%
Affiliated Computer Services (Class A)*	147,600		8,216,892
Fiserv*	79,300		2,764,002
			10,980,894

Leisure Equipment and Products 2.2%
Brunswick	192,100		8,790,496
SCP Pool	117,450		3,144,724
			11,935,220

Machinery 3.4%
AGCO*	498,400		11,273,808
CNH Global (Netherlands)	393,000		7,694,940
			18,968,748

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold (Class B)	58,700		2,377,350

Multi-Line Retail 1.3%
Family Dollar Stores	265,900		7,205,890

Oil and Gas 2.2%
EOG Resources	79,000		5,202,150
Noble Energy	117,300		6,831,552
			12,033,702

Paper and Forest Products 1.0%
MeadWestvaco	181,100		5,777,090

Personal Products 0.4%
USANA Health Sciences*	68,800		2,400,088

Pharmaceuticals 3.7%
Allergan	29,800		2,161,990
Atrix Laboratories*	69,600		2,136,024
IVAX*	137,200		2,627,380
Medicis Pharmaceutical (Class A)	156,400		6,105,856
Nektar Therapeutics*	89,200		1,289,386
Sepracor*	126,000		6,144,390
			20,465,026

Semiconductors and Semiconductor Equipment 7.6%
Altera*	230,500		4,510,885
Broadcom (Class A)*	248,400		6,777,594
KLA-Tencor*	223,600		9,273,810
Linear Technology	155,000		5,616,425
Marvell Technology Group*	188,900		4,936,901
National Semiconductor	159,100		2,464,459
Skyworks Solutions*	889,300		8,439,457
			42,019,531

Software 5.6%
Adobe Systems	81,700		4,041,291
Cogent*	5,600		102,200
Cognos*	126,700		4,499,751
Intuit*	93,100		4,226,274
Macromedia*	288,600		5,793,645
Mercury Interactive*	81,000		2,825,280
Red Hat*	351,200		4,298,688
VERITAS Software*	286,800		5,112,210
			30,899,339

Specialty Retail 4.5%
Bed Bath & Beyond*	231,400		8,588,411
Chico's FAS*	208,500		7,130,700
Tractor Supply*	203,800		6,402,377
Williams-Sonoma*	75,200		2,823,760
			24,945,248

Wireless Telecommunication and Services 0.5%
Nextel Partners (Class A)*	177,600		2,944,608

Total Common Stocks			542,262,273

REPURCHASE AGREEMENT 2.8%
State Street Bank and Trust 1.58%, dated 9/30/2004, maturing 10/1/2004 in the amount of $15,310,672, collateralized by: $15,310,000 US Treasury
Bonds 4.25%, 11/15/2013 with a fair market value of $15,769,300	$15,310,000		15,310,000

Total Investments 100.4%			557,572,273

Other Assets Less Liabilities (0.4)%			(1,961,670)

Net Assets 100.0%			$555,610,603

---------------------
*	Non-income producing security.

The cost of investments for federal income tax purposes was $533,571,101. The tax basis gross appreciation and depreciation of portfolio securities were $43,584,735 and $19,583,563, respectively. Net unrealized appreciation was $24,001,172.

Note:	Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CAPITAL FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 24, 2004

SELIGMAN CAPITAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.